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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

1.    Name and address of issuer:

      Janus Investment Fund
      151 Detroit Street
      Denver, CO 80206-4805

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      INTECH Risk-Managed Core Fund
      Janus Balanced Fund
      Janus Contrarian Fund
      Janus Enterprise Fund
      Janus Flexible Bond Fund
      Janus Fund
      Janus Global Life Sciences Fund
      Janus Global Opportunities Fund
      Janus Global Research Fund
      Janus Global Technology Fund
      Janus Government Money Market Fund
      Janus Growth and Income Fund
      Janus High-Yield Fund
      Janus Money Market Fund
      Janus Orion Fund
      Janus Overseas Fund
      Janus Research Core Fund
      Janus Research Fund
      Janus Short-Term Bond Fund
      Janus Smart Portfolio-Conservative
      Janus Smart Portfolio-Growth

      Janus Smart Portfolio-Moderate
      Janus Triton Fund
      Janus Twenty Fund
      Janus Venture Fund
      Janus Worldwide Fund
      Perkins Mid Cap Value Fund
      Perkins Small Cap Value Fund

3.    Investment Company Act File Number: 811-1879

      Securities Act File Number: 2-34393

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2009

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):       $ 17,031,104,568

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:              $ 13,695,433,904

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:     $ 51,712,412,247

      (iv)   Total available redemption credits [add Items
             5(ii) and 5(iii)]:                              -$ 65,407,846,151

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:      $              0

      (vi)   Redemption credits available for use in future
             years -- if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:            $(48,376,741,583)

      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                          x$       .0000713
                                                              ----------------

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):      =$              0
                                                              ================

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.    Interest due - if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):   +$              0

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                            =$              0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery

            [ ]  Wire Transfer

            [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Jesper Nergaard
                         --------------------------------------
                         Name: Jesper Nergaard
                         Title: Treasurer

Date: January 27, 2010